Basis of Presentation, Liquidity And Summary of Significant Accounting Policies	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Basis of Presentation, Liquidity and Summary of Significant Accounting Policies [Abstract]
BASIS OF PRESENTATION, LIQUIDITY AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 - BASIS OF PRESENTATION, LIQUIDITY AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial information and with the instructions to Form 10-Q and Rule 10-01 of Regulation S-X.  Accordingly, they do not include all of the information and footnotes required by U.S. GAAP for complete financial statements.  The unaudited condensed consolidated financial statements have been prepared on the same basis as the annual consolidated financial statements.  In the opinion of the Company’s management, the accompanying unaudited condensed consolidated financial statements contain all of the adjustments (consisting of normal recurring accruals and adjustments) necessary to present fairly the consolidated financial position, results of operations and cash flows of the Company at the dates and for the periods indicated.  The interim results for the period ended September 30, 2014, are not necessarily indicative of results for the full 2014 fiscal year or any other future interim periods.

The accompanying unaudited condensed consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries, DecisionPoint Systems International and Apex Systems Integrators, Inc. (“Apex”).  DecisionPoint Systems International has two wholly-owned subsidiaries, DecisionPoint Systems Group, Inc. (“DPS Group”) and CMAC, Inc. (“CMAC”).  The Company currently operates in one business segment.

The preparation of unaudited condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the recorded amounts reported therein.  Certain accounting policies involve judgments and uncertainties to such an extent that there is reasonable likelihood that materially different amounts could have been reported under different conditions, or if different assumptions had been used.  The Company evaluates its estimates and assumptions on a regular basis.  The Company uses historical experience and various other assumptions that are believed to be reasonable under the circumstances to form the basis for making judgments about carrying values of assets and liabilities that are not readily apparent from other sources.  Actual results may differ materially from these estimates and assumptions used in preparation of the unaudited condensed consolidated financial statements.

These unaudited condensed consolidated financial statements have been prepared by management and should be read in conjunction with the audited consolidated financial statements of DecisionPoint Systems, Inc. and notes thereto for the year ended December 31, 2013, included in the Company’s Annual Report on Form 10-K filed with the U.S. Securities and Exchange Commission (the “SEC”) on March 31, 2014.

Liquidity and Going Concern

The accompanying unaudited condensed consolidated financial statements were prepared on a going concern basis in accordance with U.S. GAAP.  The going concern basis of presentation assumes that the Company will continue in operation for the next twelve months and will able to realize its assets and discharge its liabilities and commitments in the normal course of business and does not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classification of liabilities that may result from the Company’s inability to continue as a going concern.  The Company’s history of losses, working capital deficit, capital deficit, minimal liquidity and other factors raises substantial doubt about the Company’s ability to continue as a going concern.  In order for the Company to continue operations beyond the next twelve months and be able to discharge its liabilities and commitments in the normal course of business, the Company must establish sustained positive operating results through increased sales, successfully implement cost cutting measures, avoid further unforeseen expenses, potentially raise additional equity or debt capital, and successfully refinance its current debt obligations when they come due in February of 2015.  There can be no assurance that the Company will be able to achieve sustainable positive operating results or cost reductions or obtain additional funds when needed or that such funds, if available, will be obtainable on terms satisfactory to management.

If the Company does not continue to achieve positive operating results and does not raise sufficient additional capital, material adverse events may occur including, but not limited to, (1) a reduction in the nature and scope of the Company’s operations, (2) the Company’s inability to fully implement its current business plan and (3) continued defaults under the Company’s various loan agreements (for a description of past defaults, see the discussion below).   There can be no assurance that the Company will successfully improve its liquidity position.  The accompanying unaudited condensed consolidated financial statements do not reflect any adjustments that might be required if our liquidity position does not improve.

In the quarter ended September 30, 2014, the Company experienced a decrease in revenue of $3.4 million, or 19.5% compared to the quarter ended September 30, 2013, and a $1.3 million, or 2.8% increase in revenue for the nine months ended September 30, 2014 over the comparable nine months of 2013. In the quarter ended September 30, 2014, the Company experienced a net loss of $563,000 compared to the net loss of $167,000 for the quarter ended September 30, 2013, and a $696,000 net loss for the nine months ended September 30, 2014 compared to a net loss of $3.4 million for the comparable period in 2013. At September 30, 2014 and December 31, 2013, the Company had a substantial working capital deficit totaling $9.9 million. Although a portion of this deficit is associated with deferred costs, unearned revenues and term debt that has been classified current due to expected future covenant violations (see further discussion at Note 8), the liabilities of the Company that we expect will have to be satisfied in the foreseeable future in cash substantially exceed the operating assets that we expected to have available in cash. As a result of our historical operations, the availability under our credit line has contracted and our liquidity has been constrained.

To address liquidity constraints, the Company has reduced non-essential expenses.  Such expense reduction measures have included, but have not been limited to, consolidation of information technology environments, consolidation of our East Coast depot facility into our larger California depot facility, the reduction of outsourced consulting expertise where unnecessary and the replacement of certain service providers with lower cost providers.  The Company has also consolidated administrative personnel and reduced total staffing levels by 29% from April 2013 through February 2014, constituting annual savings of approximately $3 million.  These cost reduction measures have reduced the expense structure of the Company’s business significantly.  The Company is focused on continuing to improve processes and reduce costs.  Currently, the Company has no plans to seek additional outside funding through the sale of our securities unless deemed necessary.  Should additional outside funding be needed, there is no assurance that such funding will be available on terms acceptable to us, or at all.  If the Company raises additional funds by selling additional shares of capital stock, or securities convertible into shares of our capital stock, the ownership interest of the Company’s existing common stock holders will be diluted.

During 2012, 2013 and the first nine months of 2014, all principal and interest payments on the Company’s term debt were made within payment terms.  On August 16, 2013, the Company's credit agreement ("RBC Credit Agreement") with the Royal Bank of Canada ("RBC") was amended and certain financial covenants were modified.  These financial covenants required the Company to maintain specified ratios for fixed coverage and a ratio of funded debt to EBITDA to be tested on a quarterly basis. The Company was not in compliance with the reset covenants in 2013 and the first nine months of 2014.  Although management of the Company believes it is not likely that, as a result of this noncompliance, RBC will exercise its rights up to, and including, acceleration of the outstanding debt, there can be no assurance that RBC will not exercise its rights pursuant to the RBC Credit Agreement. Accordingly, the term debt due to RBC is classified as current on the accompanying unaudited condensed consolidated balance sheets.

As of September 30, 2014, the outstanding balance on our line of credit with Silicon Valley Bank (“SVB”) was $3.8 million, down from $3.9 million at December 31, 2013, and the availability under the line of credit has decreased to $0.7 million (see Note 7 – Lines of Credit).  The Company relies on the SVB and RBC lines of credit to fund daily operating activities, and the Company maintains very little cash on hand.  As of September 30, 2014, the Company was in compliance with the Tangible Net Worth financial covenant under the SVB line of credit and had available a $0.6 million cushion over the covenant requirement.  The Company currently believes that at the time of this filing it is compliant with all the terms and provisions of the SVB lending agreement.  Should the Company’s results fail to improve further or once more deteriorate in a manner consistent with its recent historical financial performance, the Company will violate the Tangible Net Worth financial covenant unless it can raise additional outside funding in amounts that are approximately twice the amount of the losses incurred.

Summary of Significant Accounting Policies

There have been no material changes to the Company's significant accounting policies during the nine months ended September 30, 2014.  For a comprehensive description of the Company's significant accounting policies, see Footnote 2 of the Company's consolidated financial statements included in the Company's 2013 Annual Report on Form 10-K filed on March 31, 2014 with the SEC.

Revenue Recognition - Revenues are generated through product sales, warranty and maintenance agreements, software customization, and professional services.  Product sales are recognized when the following criteria are met (1) there is persuasive evidence that an arrangement exists; (2) delivery has occurred and title has passed to the customer which generally happens at the point of shipment provided that no significant obligations remain; (3) the price is fixed and determinable; and (4) collectability is reasonably assured.  The Company generates revenues from the sale of extended warranties on wireless and mobile hardware and systems.  Revenue related to extended warranty and service contracts is recorded as unearned revenue and is recognized over the life of the contract as the Company maintains financial risk throughout the term of these contracts and may be liable to refund a customer for amounts paid in certain circumstances. Our policy is to classify shipping and handling costs billed to customers and the related expenses as cost of sales.

The Company also generates revenue from professional services and customer specified software customization on either a fee-for-service or fixed fee basis.  Revenue from software customization and professional services that is contracted as fee-for-service is recognized in the period in which the services are performed or delivered.  Adjustments to contract price and estimated labor costs are made periodically, and losses expected to be incurred on contracts in progress are charged to operations in the period such losses are determined.  The Company records sales net of sales tax.

The Company enters into revenue arrangements that contain multiple deliverables.  Judgment is required to properly identify the accounting units of the multiple deliverable transactions and to determine the manner in which revenue should be allocated among the accounting units. Moreover, judgment is used in interpreting the commercial terms and determining when all criteria of revenue recognition have been met for each deliverable in order for revenue recognition to occur in the appropriate accounting period. In an arrangement with multiple deliverables, the delivered item or items shall be considered a separate unit of accounting if both of the following criteria are met: (i) the delivered item or items have value to the customer on a standalone basis; (ii) if the arrangement includes a general right of return relative to the delivered item, delivery or performance of the undelivered item or items is considered probable and substantially in the control of the vendor.  A delivered item or items that do not qualify as a separate unit of accounting within the arrangement shall be combined with the other applicable undelivered item(s) within the arrangement and the allocation of arrangement consideration and the recognition of revenue then shall be determined for those combined deliverables as a single unit of accounting. While changes in the allocation of the arrangement consideration between the units of accounting will not affect the amount of total revenue recognized for a particular sales arrangement, any material changes in these allocations could affect the timing of revenue recognition, which could affect the Company’s results of operations. When the Company enters into an arrangement that includes multiple elements, we allocate revenue based on their relative selling prices.  We use a hierarchy to determine the selling price to be used for allocating revenue to deliverables: (i) vendor specific objective evidence of fair value (“VSOE”), (ii) third party evidence of selling prices (“TPE”) and (iii) best estimate of selling price (“ESP”) as a proxy for VSOE.  When both VSOE and TPE are unavailable, we use ESP.  We determine ESP by considering all relevant factors in establishing the price, which is demonstrated in a gross margin model used.

Revenue from software licenses may contain arrangements with multiple deliverables, including post-contract customer support, that are subject to software revenue recognition guidance. The revenue for these arrangements is allocated to the software and non-software deliverable based on the relative selling prices of all components in the arrangement using the criteria above. Post-contract support is recognized ratably over the support period. When a contract contains multiple elements wherein the only undelivered element is post-contract customer support and VSOE of the fair value of post-contract customer support does not exist, revenue from the entire arrangement is recognized ratably over the support period. Software royalty revenue is recognized in arrears on a quarterly basis, based upon reports received from licensees during the period, unless collectability is not reasonably assured, in which case revenue is recognized when payment is received from the licensee.

Concentration of Credit Risk - Financial instruments that potentially subject the Company to a concentration of credit risk consist primarily of cash, accounts receivable, and accounts payable.  Beginning January 1, 2013, all of our cash balances were insured by the Federal Deposit Insurance Corporation (“FDIC”) up to $250,000 per depositor at each financial institution.  This coverage is available at all FDIC member institutions.  The Company uses Silicon Valley Bank, which is an FDIC insured institution.  Based on these facts, collectability of bank balances appears to be adequate.

Historically, a relatively small number of customers have accounted for a significant portion of the Company’s revenue.  The Company had one customer who represented 11% and 10% of the Company’s revenue for the nine months ended September 30, 2014 and 2013, respectively.  The Company had three customers, one of which was not the same, who represented 23% and 21% of its revenue for the nine months ended September 30, 2014 and 2013, respectively. The Company’s accounts receivable was concentrated with one customer at September 30, 2014, representing 13% of gross accounts receivable and with one customer at December 31, 2013, representing 16% of gross accounts receivable.  Customer mix can shift significantly from year to year, but a concentration of the business with a few large customers is typical in any given year.  A decline in revenues could occur if a customer that has been a significant source of revenue in one financial reporting period is a less significant source of revenue in the following period. The loss of a significant customer could have a material adverse impact on the Company.

The Company has the same four primary vendors for the nine months ended September 30, 2014 compared to the similar period in 2013.  For the nine months ended September 30, 2014, the Company had purchases from these four vendors that collectively represented 59% of total purchases and 69% of the total outstanding accounts payable at September 30, 2014.  For the nine months ended September 30, 2013, the Company had purchases from these four vendors that collectively represented 58% of total purchases and 79% of the total outstanding accounts payable at September 30, 2013.  The same single vendor represented 21% and 26% of the total purchases for the nine months ended September 30, 2014 and 2013, respectively.  Loss of this certain vendor could have a material adverse effect on our operations.

The Company’s contracts with these customers and other customers do not include any specific purchase requirements or other requirements outside of the normal course of business.  The majority of customer contracts are on an annual basis for service support while on a purchase order basis for hardware purchases.  Typical hardware sales are submitted on an estimated order basis with subsequent follow on orders for specific quantities.  These sales are ultimately subject to the time that the units are installed at each of the customer locations as per their requirements.  Service contracts are purchased on an annual basis generally and are the performance responsibility of the actual service provider as opposed to the Company.  Termination provisions are generally standard clauses based upon non-performance, but a customer can cancel with a certain reasonable notice period anywhere from 30 to 90 days.  General industry standards for contracts provide ordinary terms and conditions, while actual work and performance aspects are usually dictated by a Statement of Work which outlines what is being ordered, product specifications, delivery, installation and pricing.

Translation of Foreign Currencies - The Company's functional currency is the U.S. dollar. The financial statements of the Company's foreign subsidiary is measured using the local currency, in this case the Canadian dollar (CDN$), as its functional currency and is translated to U.S. dollars for reporting purposes. Assets and liabilities of the subsidiary are translated at exchange rates as of the balance sheet dates. Revenues and expenses of the subsidiary are translated at the rates of exchange in effect during the year.

Fair Value Measurement - Fair value is the price that would be received from selling an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants as of the measurement date. Applicable accounting guidance provides a hierarchy for inputs used in measuring fair value that prioritize the use of observable inputs over the use of unobservable inputs, when such observable inputs are available. The three levels of inputs that may be used to measure fair value are as follows:

●	Level 1 - Quoted prices in active markets for identical assets or liabilities.

●	Level 2 - Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities, quoted prices in markets with insufficient volume or infrequent transactions (less active markets), or model-driven valuations in which all significant inputs are observable or can be derived principally from, or corroborated with, observable market data.

●	Level 3 - Fair value is derived from valuation techniques in which one or more significant inputs are unobservable, including assumptions and judgments made by the Company.

Assets and liabilities are classified based on the lowest level of input that is significant to the fair value measurements. The Company reviews the fair value hierarchy classification on a quarterly basis. Changes in the observable inputs may result in a reclassification of assets and liabilities within the three levels of the hierarchy outlined above.

Liabilities Measured and Recorded at Fair Value on a Recurring Basis

The Company measures certain liabilities at fair value on a recurring basis such as our contingent consideration related to business combinations and recognizes transfers within the fair value hierarchy at the end of the fiscal quarter in which the change in circumstances that caused the transfer occurred.  There have been no transfers between Level 1, 2 or 3 assets or liabilities during the nine months ended September 30, 2014.

The Company has classified its contingent consideration related to the Apex acquisition as a Level 3 liability. Revenue and other assumptions used in the calculation require significant management judgment.  The unobservable inputs in our valuation model includes estimates by management of Apex achieving specified targets. The Company reassesses the fair value of the contingent consideration liabilities on a quarterly basis.  The Company is obligated to pay bonus consideration to the CEO of Apex. Such bonus is considered additional contingent purchase consideration as the Company is obligated to pay the bonus regardless of whether or not the CEO’s employment is retained. The fair value of the bonus was calculated to be approximately CDN$160,000 (US$153,000 at the Closing Date). At September 30, 2014 there is CDN$101,000 (US$90,000) recorded in earn out consideration in the Company’s unaudited condensed consolidated financial statements.

The Company has classified certain warrants related to the August 2013 issuance and sale of Common Stock in a private offering as a Level 3 Liability.  Assumptions used in the calculation require significant judgment.  The unobservable inputs in our valuation model includes the probability of additional equity financing and whether the additional equity financing would trigger a reset on the down round protection. The Company reassesses the fair value of the warrant liabilities on a quarterly basis.  Based on that assessment, the Company recognized a $254,000 reduction to the fair value of the warrant liability for the nine months ended September 30, 2014.

The following table summarizes the financial liabilities measured at fair value on a recurring basis as of September 30, 2014 and December 31, 2013 (in thousands):

		Quoted prices inactive markets	Significant other observable inputs	Significant other unobservable inputs
	Total	Level 1	Level 2	Level 3
Liabilities
Contingent consideration liability
recorded for business combinations	$90	$-	$-	$90

Fair value of warrants issued in connection
with share purchase agreement	549	-	-	549

Balance at September 30, 2014	$639	$-	$-	$639

		Quoted prices inactive markets	Significant other observable inputs	Significant other unobservable inputs
	Total	Level 1	Level 2	Level 3

Liabilities
Contingent consideration liability
recorded for business combinations	$468	$-	$-	$468

Fair value of warrants issued in connection
with share purchase agreement	803	-	-	803

Balance at December 31, 2013	$1,271	$-	$-	$1,271

The following table summarizes changes to the fair value of the contingent consideration and derivative warrants, which are Level 3 liabilities (in thousands):

	Level 3
	Contingent	Derivative
	consideration	warrants

Balance at December 31, 2013	$468	$803
Adjustments to fair value of warrants (reflected in other income)	-	(254)
Cash paid for contingent acquisition liability	(84)	-
Settlement of earn-out obligation reflected in accrued liabilities	(279)	-
Effect of currency translation	(15)	-
Balance at September 30, 2014	$90	$549

Assets Measured and Recorded at Fair Value on a Nonrecurring Basis

The Company's non-financial assets and liabilities, such as goodwill, intangible assets, and other long lived assets resulting from business combinations are measured at fair value using income and market comparable valuation methodologies at the date of acquisition and subsequently re-measured if there are indicators of impairment. There were no indicators of impairment identified during the nine months ended September 30, 2014.

Income Taxes - We account for income taxes in accordance with the Financial Accounting Standards Board (“FASB”) guidance, which requires deferred tax assets and liabilities, be recognized using enacted tax rates to measure the effect of temporary differences between book and tax bases on recorded assets and liabilities. FASB guidance also requires that deferred tax assets be reduced by a valuation allowance, if it is more likely than not some portion or all of the deferred tax assets will not be recognized.

For the three months ended September 30, 2014, the Company recorded a tax expense of $0.4 million on pre-tax loss of $0.2 million, compared to an income tax benefit of $0.1 million on pre-tax loss of $0.3 million for the three months ended September 30, 2013. For the nine months ended September 30, 2014, the Company recorded a tax expense of $0.5 million on pre-tax loss of $0.2 million, compared to an income tax benefit of $0.5 million on pre-tax loss of $3.9 million for the nine months ended September 30, 2013. As of September 30, 2014, the tax provision was calculated on an annualized method as described in FIN18 with an annual effective tax rate of negative 302.81%. The difference in the annual effective tax rate in fiscal 2014 as compared to the U.S. federal statutory rate of 34% was primarily driven by the establishment of a valuation allowance related to our deferred tax assets. If forecast is achieved, management of the Company expects a material tax provision benefit to be recorded in the fourth quarter. This is a result of the application of FIN 18. Actual annual effective tax rate and tax expense (benefit) for the year may vary significantly from quarterly estimates as a result of the mechanics of applying FIN 18 for the interim quarter tax provision calculations.

Recently Issued Accounting Pronouncements – In May 2014, the FASB issued Accounting Standards Update (“ASU”) No. 2014-09, “Revenue from Contracts with Customers” (Topic 606), which supersedes the revenue recognition requirements in ASC Topic 605, “Revenue Recognition” and most industry specific guidance. This ASU is a comprehensive new revenue recognition model that requires a company to recognize revenue to depict the transfer of goods or services to a customer at an amount that reflects the consideration it expects to receive in exchange for those goods or services. This new guidance is effective for annual reporting periods beginning after December 15, 2016 and early adoption is not permitted. Accordingly, the Company will adopt this new guidance beginning in fiscal 2017. Companies may use either a full retrospective or a modified retrospective approach to adopt this new guidance and management is currently evaluating which transition approach to use and the impact of this new guidance on our consolidated financial position or results of operations.

In August 2014, the FASB issued ASU No. 2014-15, “Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern” (Subtopic 205-40), which defines management's responsibility to evaluate whether there are conditions or events that raise substantial doubt about the entity’s ability to continue as a going concern and to provide related disclosures. Currently, this evaluation has only been an auditor requirement. Specifically, the amendments (1) provide a definition of the term “substantial doubt,” (2) require an evaluation every reporting period, (3) provide principles for considering the mitigating effect of management’s plans, (4) require certain disclosures when substantial doubt is alleviated as a result of the consideration of management’s plans, (5) require an express statement and other disclosures when substantial doubt is not alleviated, and (6) require an assessment for a period of one year after the date that financial statements are issued. This amended guidance will be effective for us beginning January 1, 2016. The Company does not expect the adoption of this amended guidance to have a significant impact on its Consolidated Financial Statements.

NOTE 2 - BASIS OF PRESENTATION, LIQUIDITY AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The consolidated financial statements of DecisionPoint and its subsidiaries have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”).  The accompanying consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries, DecisionPoint Systems International and Apex Systems Integrators, Inc. (“Apex”). DecisionPoint Systems International has two wholly-owned subsidiaries, DecisionPoint Systems Group, Inc. (“DPS Group”) and CMAC, Inc. (“CMAC”).  Apex was acquired on June 4, 2012, and as such, the operating results of Apex have been consolidated into the Company’s consolidated results of operations beginning on June 5, 2012. In addition, on July 31, 2012, the Company consummated an asset purchase agreement (“Asset Purchase Agreement”) with MacroSolve, Inc. (the “Seller”) Pursuant to the Asset Purchase Agreement, the Company purchased the business (including substantially all the related assets) of the seller’s Illume Mobile division (“Illume Mobile”).  The operating results of Illume Mobile have been consolidated into the Company’s consolidated results of operations beginning on August 1, 2012.  The Company currently operates in one business segment. All intercompany transactions have been eliminated.

Liquidity and Going Concern

The consolidated financial statements were prepared on a going concern basis in accordance with GAAP.  The going concern basis of presentation assumes that the Company will continue in operation for the next twelve months and will able to realize its assets and discharge its liabilities and commitments in the normal course of business and do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classification of liabilities that may result from the Company’s inability to continue as a going concern.  The Company’s history of losses, working capital deficit, capital deficit, minimal liquidity and other factors raises substantial doubt about the Company ability to continue as a going concern.  In order for the Company to continue operations beyond the next twelve months and be able to discharge its liabilities and commitments in the normal course of business, the Company must establish profitable operations through increased sales, successfully implement cost cutting measures, avoid further unforeseen expenses, potentially raise additional equity or debt capital, and successfully refinance its current debt obligations when they come due in February of 2015.  There can be no assurance that the Company will be able achieve sustainable profitable operations or obtain additional funds when needed or that such funds, if available, will be obtainable on terms satisfactory to management.

If the Company continues to incur operating losses and/or does not raise sufficient additional capital, material adverse events may occur including, but not limited to, 1) a reduction in the nature and scope of the Company’s operations, 2) the Company’s inability to fully implement its current business plan and/or 3) continued defaults under the various loan agreements.  A covenant default would give the bank the right to demand immediate payment of all outstanding amounts which the Company would not be able to repay out of normal operations.  There are no assurances that the Company will successfully implement its plans with respect to these liquidity matters.  The consolidated financial statements do not reflect any adjustment that may be required resulting from the adverse outcome relating to this uncertainty.

For the year ended December 31, 2013, the Company experienced a decrease in revenue of $10.8 million compared to the year ended December 31, 2012.  For the year ended December 31, 2013, the Company incurred approximately $2.5 million in increased expenses due to professional fees relating to capital raising activities, including the registration of common shares as a result of the Series D Preferred Stock offering completed in December 2012, the private placement of common stock completed in August 2013, and the Series E Preferred Stock offering completed in November 2013, and associated audit fees, and other matters such as employee termination costs.  The Company experienced a net loss of $5.2 million for the year ended December 31, 2013.  In addition, the Company has a substantial working capital deficit totaling $9.9 million at December 31, 2013.  Although a portion of this deficit is associated with deferred costs and unearned revenues and term debt that has been classified current due to expected future covenant violations (see further discussion at Note 10), the liabilities of the Company that are expected to be satisfied in the foreseeable future in cash exceed the operating assets that are expected to be satisfied in cash.

To address this, the Company has reduced non-essential expenses.  Such expense reduction measures include, but are not limited to, consolidation of information technology environments, consolidation of our east coast depot facility in to our larger California facility, reduction of outsourced consulting expertise where unnecessary and replacing certain service providers with lower cost providers.  The Company has also consolidated administrative personnel and reduced staffing levels by 29% from April 2013 through February 2014, constituting annual savings of $3 million (unaudited).  The result of these activities has reduced the expense structure of the consolidated business significantly.  The Company is focused on improve processes and continuing cost reduction efforts.  The Company has no plans to seek additional capital through the sale of our securities unless deemed necessary.  Should additional funding be needed, there is no assurance that such funding  will be available on terms acceptable to us, or at all.  If the Company raises additional funds by selling additional shares of our capital stock, or securities convertible into shares of our capital stock, the ownership interest of our existing shareholders will be diluted.

On August 15, 2013, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with multiple accredited investors for the sale of common stock for gross proceeds of $1,756,400 (including $100,000 from management and existing shareholders of the Company) for 2,927,333 shares of common stock.  The effective price of the offering was $0.60 per share of common stock. An initial closing for $1,556,400 was held on August 15, 2013.  The final closing for $200,000 was held on August 21, 2013.  Additionally, pursuant to the Purchase Agreement, the Company issued 1,463,667 warrants to multiple accredited investors at an exercise price of $1.00 per share.  Further, the Company issued 292,733 warrants to the placement agent at an exercise price of $0.60 per share.  The warrants received liability accounting treatment under existing accounting standards.  The Company received net proceeds of approximately $1.5 million from the offering, after deducting the placement agent’s fees of 10% and other offering expenses, of which $1.1 million was recorded as a warrant liability. (see Note 12 – Stockholders’ Equity and Note 4 – Warrant Liability).

In November 2013, the Company entered into definitive subscription agreements (“Series E Purchase Agreement”) with accredited investors for the sales of $4,090,000 in gross proceeds (exclusive of $875,000 in costs) for 409,000 shares of Series E Convertible Preferred Stock (“Series E Preferred Shares”) for a purchase price of $10.00 per share.  The initial Conversion Price is $0.50, subject to adjustment in the event of stock splits, stock dividends and similar transactions, and in the event of subsequent equity sales at a lower price per share, subject to certain exceptions.  The Company received net proceeds of approximately $3.5 million (before reduction of the fair value of placement agent warrants of $278,000) from the initial closing, after deducting the placement agent’s fees of 8% and other offering expenses.  The Company issued to the Placement Agent five-year warrants to purchase 818,000 shares of our common stock (equal to 10% of the number of shares of common stock underlying the Series E Preferred Shares sold under the Series E Purchase Agreement) at an exercise price of $0.55 per share, in connection with the Series E Purchase Agreement initial closing.

During 2012 and 2013, all principal and interest payments on the Company’s term debt were made within payment terms.  The Company was not in compliance with certain financial covenants under the agreements with Royal Bank of Canada (“RBC Credit Agreement”) and BDC, Inc. (“BDC Credit Agreement”) as of December, 31, 2012, March 31, 2013 and June 30, 2013.  The Company has received waivers for non-compliance for past covenant violations.  On August 22, 2013, the BDC Credit Agreement was amended and certain financial covenants were modified.  Pursuant to the amended loan agreement, the Company is required to maintain, for the duration of the investment, a term debt to equity ratio not exceeding 1.1:1 (measured annually); and an adjusted current ratio of 0.40:1 (measured annually) and revised annually 120 days after each year end.  We were in compliance with all of our BDC financial covenants as of December 31, 2013.  We currently expect to continue to meet the requirements of our BDC financial covenants over the short and long term.  On August 16, 2013 the RBC Credit Agreement was amended and certain financial covenants were modified.  Pursuant to the amended credit agreement and commencing with the fiscal year ending December 31, 2013, the Company is required to maintain a fixed coverage ratio, calculated on a consolidated basis of not less than 1.15:1 with a step-up to 1.25:1 as of March 31, 2014, tested on a rolling four quarter basis thereafter and a ratio of funded debt to EBITDA, calculated on an annual consolidated basis of not greater than 3.0:1, tested on a rolling four quarter basis thereafter.  As part of the revised financial covenants, covenant testing was waived by RBC for September 30, 2013.  The Company was not in compliance with the reset covenants at December 31, 2013.  Although management of the Company believes it is not likelythat RBC will exercise their rights up to, and including, acceleration of the outstanding debt, there can be no assurance that RBC will not exercise their rights pursuant to the provisions of the debt obligation. Accordingly, the Company has classified this debt obligation as current at December 31, 2013 (see Note 10 – Term Debt).

At December 31, 2013, the outstanding balance on the line of credit with Silicon Valley Bank (“SVB”) is $3.9 million, down from $4.1 million at September 30, 2013, and the availability under the line of credit has increased to $3.3 million (see Note 9 – Lines of Credit).  The Company relies on the line of credit which expires in February 2015 to fund daily operating activities maintaining very little cash on hand.  As of December 31, 2012, the Company was in compliance with all of its financial covenants with SVB. As of May 31, 2013 and June 30, 2013, the Company was not in compliance with the Tangible Net Worth financial covenant as defined in the amended SVB Loan Agreement. SVB agreed to temporarily forbear exercising their rights and remedies under the facility until August 28, 2013 and agreed to waive the existing covenant violations if a gross capital raise of $1.5 million was completed by such date.  The Company completed the capital raise and was able to achieve compliance with the forbearance agreement prior to August 28, 2013.  Except for any capital raises through August 28, 2013, the minimum Tangible Net Worth requirement of a $(9.7) million deficit will be further reduced by one half of any funds raised through sales of common stock (as only 50% of additional capital raises are given credit in the Tangible Net Worth calculation).  As of September 30, 2013, the Company was in compliance with the Tangible Net Worth financial covenant and had available a $0.3 million cushion over the requirement.  In November 2013, the Company entered into a definitive subscription agreement with accredited investors for the sale of Series E Preferred Stock, raising $4.1 million in gross proceeds (exclusive of $875,000 in costs) (See Note 12).  In November 2013, the SVB Loan Agreement was amended whereby the minimum Tangible Net Worth requirement of a $(9.7) million deficit was reduced by 25% of funds raised in the sale of Series E Preferred stock to a $(8.7) million deficit. As of December 31, 2013, the Company was in compliance with the Tangible Net Worth financial covenant and had available a $0.8 million cushion over the requirement.  The Company currently believes that at the time of this filing it is compliant with the terms and provisions of its SVB lending agreement.  Should the Company continue to incur losses in a manner consistent with its recent historical financial performance, the Company will violate this covenant without additional net capital raises in amounts that are approximately twice the amount of the losses incurred.

Summary of Significant Accounting Policies

Use of Estimates - The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period.  Certain accounting policies involve judgments and uncertainties to such an extent that there is reasonable likelihood that materially different amounts could have been reported under different conditions, or if different assumptions had been used.  The Company evaluates its estimates and assumptions on a regular basis.  The Company uses historical experience and various other assumptions that are believed to be reasonable under the circumstances to form the basis for making judgments about carrying values of assets and liabilities that are not readily apparent from other sources.  Actual results may materially differ from these estimates and assumptions used in preparation of the consolidated financial statements.

Purchase Accounting and Business Combinations - The Company accounts for its business combinations using the purchase method of accounting which requires that intangible assets be recognized apart from goodwill if they are contractual in nature or separately identifiable.  Acquisitions are measured on the fair value of consideration exchanged and, if the consideration given is not cash, measurement is based on the fair value of the consideration given or the fair value of the assets acquired, whichever is more reliably measurable.  The excess of cost of an acquired entity over the fair value of identifiable acquired assets and liabilities assumed is allocated to goodwill.

The valuation and allocation process relies on significant assumptions made by management. In certain situations, the allocations of excess purchase price are based upon preliminary estimates and assumptions.  Accordingly, the allocations are subject to revision when the Company receives updated information, including appraisals and other analyses, which are completed within one year of the acquisition.  Revisions to the fair values, which may be significant, are recorded when pending information is finalized, within one year from the acquisition date.

Accounts Receivable - Accounts receivable are stated at net realizable value, and as such, current earnings are charged with an allowance for doubtful accounts based on management’s best estimate of the amount of probable incurred credit losses in the Company’s existing accounts receivable.  The Company determines the allowance based on historical write-off experience and specific account information available.  Accounts receivable are reflected in the accompanying consolidated balance sheets net of a valuation allowance of $377,000 and $246,000, as of December 31, 2013 and 2012, respectively.  When internal collection efforts on accounts have been exhausted, the accounts are written off by reducing the allowance for doubtful accounts.

Inventory - Inventory consists solely of finished goods and is stated at the lower of cost or market.  Cost is determined under the first-in, first-out (FIFO) method.  The Company periodically reviews its inventory and makes provisions as necessary for estimated obsolete and slow-moving goods.  The creation of such provisions results in a write down of inventory to net realizable value and a charge to cost of sales.  Inventories are reflected in the accompanying consolidated balance sheets net of a valuation allowance of $41,000 and $83,000, as of December 31, 2013 and 2012, respectively.

Deferred costs – Deferred costs consist primarily of third party extended hardware and software maintenance services which the Company has paid for in advance.  The costs are ratably amortized over the life of the contract, generally one to five years.

Property and Equipment - Property and equipment are recorded at cost.  Repairs and maintenance that do not improve or extend the lives of the respective assets are expensed in the period incurred.

Depreciation of property and equipment is provided for by the straight-line method over the estimated useful lives of the related assets as follows:

Computer equipment	3 to 5 years
Office furniture and fixtures	5 to 7 years

Leasehold improvements are amortized over the shorter of the lease term or the life of the improvements.

Impairment of Long-Lived Assets - The Company reviews its long-lived assets and certain identifiable intangible assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.  Recoverability of assets is measured by comparing the carrying amount of an asset to future undiscounted net cash flows expected to be generated by the asset.  If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets.  Assets to be disposed of by sale are reflected at the lower of their carrying amount or fair value less cost to sell.  To date, the Company has not recorded any impairment charges.

Goodwill – Goodwill is the excess of the purchase price paid over the fair value of the net assets of the acquired business.  Goodwill is tested annually at December 31 for impairment.  The annual qualitative or quantitative assessments involve determining an estimate of the fair value of reporting units in order to evaluate whether an impairment of the current carrying amount of goodwill exists.  A qualitative assessment evaluates whether it is more likely than not that a reporting unit’s fair value is less than its carrying amount before applying the two-step quantitative goodwill impairment test.  The first step of a quantitative goodwill impairment test compares the fair value of the reporting unit to its carrying amount including goodwill.  If the carrying amount of the reporting unit exceeds its fair value, an impairment loss may be recognized.  The amount of impairment loss is determined by comparing the implied fair value of reporting unit goodwill with the carrying amount.  If the carrying amount exceeds the implied fair value then an impairment loss is recognized equal to that excess.  No impairment charges have been recorded as a result of the Company’s annual impairment assessments.

Intangible assets – Purchased intangible assets with finite useful lives are amortized over their respective estimated useful lives (using an accelerated method for customer relationships and trade names) to their estimated residual values, if any.  The Company’s finite-lived intangible assets consist of customer relationships, contractor and resume databases, trade names, and internal use software and are being amortized over periods ranging from two to nine years.  Purchased intangible assets are reviewed annually to determine if facts and circumstances indicate that the useful life is shorter than originally estimated or that the carrying amount of assets may not be recoverable.  If such facts and circumstances exist, recoverability is assessed by comparing the projected undiscounted net cash flows associated with the related asset or group of assets over their remaining lives against their respective carrying amounts. Impairments, if any, are based on the excess of the carrying amount over the fair value of those assets.  If the useful life is shorter than originally estimated, the rate of amortization is accelerated and the remaining carrying value is amortized over the new shorter useful life.  No impairments were identified or changes to estimated useful lives have been recorded.

Deferred Financing Costs - Costs incurred by the Company in connection with the issuance of debt are deferred and amortized to interest expense over the life of the underlying indebtedness, adjusted to reflect any early repayments using the effective interest rate method.  Deferred financing costs net of amortization totaled approximately $48,000 and $107,000, as of December 31, 2013 and 2012, respectively, and are included in other assets in the accompanying consolidated balance sheets.

Fair Value Measurement - Fair value is the price that would be received from selling an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants as of the measurement date. Applicable accounting guidance provides a hierarchy for inputs used in measuring fair value that prioritize the use of observable inputs over the use of unobservable inputs, when such observable inputs are available. The three levels of inputs that may be used to measure fair value are as follows:

·	Level 1 - Quoted prices in active markets for identical assets or liabilities.

·
Level 2 - Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities, quoted prices in markets with insufficient volume or infrequent transactions (less active markets), or model-driven valuations in which all significant inputs are observable or can be derived principally from, or corroborated with, observable market data.

·	Level 3 - Fair value is derived from valuation techniques in which one or more significant inputs are unobservable, including assumptions and judgments made by the Company.

Assets and liabilities are classified based on the lowest level of input that is significant to the fair value measurements. The Company reviews the fair value hierarchy classification on a quarterly basis. Changes in the observable inputs may result in a reclassification of assets and liabilities within the three levels of the hierarchy outlined above.

Liabilities Measured and Recorded at Fair Value on a Recurring Basis

The Company measures certain liabilities at fair value on a recurring basis such as our contingent consideration related to business combinations and recognizes transfers within the fair value hierarchy at the end of the fiscal quarter in which the change in circumstances that caused the transfer occurred. There have been no transfers between Level 1, 2 or 3 assets or liabilities during the fiscal year ended December 31, 2013.

The Company has classified its contingent consideration related to the acquisitions as a Level 3 liability (see Note 5). Revenue and other assumptions used in the calculation require significant management judgment.  The Company reassesses the fair value of the contingent consideration liabilities on a quarterly basis. Based on that assessment, the Company recognized an adjustment of $820,000 and $0 to the actual calculation of the earn-out obligations during the fiscal years ended December 31, 2013 and 2012, respectively.

The Company has classified certain warrants related to the August 2013 issuance and sale of Common Stock in a private offering as a Level 3 Liability.  Assumptions used in the calculation require significant judgment.  The Company reassesses the fair value of the warrant liabilities on a quarterly basis.  Based on that assessment, the Company recognized a $296,000 reduction to the fair value of the warrant liability during the fiscal year ended December 31, 2013

As of December 31, 2013, liabilities recorded at fair value on a recurring basis consist of the following (in thousands):

		Quoted prices in	Significant other	Significant other
		active markets	observable inputs	unobservable inputs
	Total	Level 1	Level 2	Level 3

Liabilities
Contingent consideration liability
recorded for business combinations	$468	$-	$-	$468

Fair value of derivative warrants issued
in connection with share purchase agreement	803	-	-	803

Balance at December 31, 2013	$1,271	$-	$-	$1,271

The following table summarizes changes to the fair value of the contingent consideration and derivative warrants, which are Level 3 liabilities (in thousands):

	Level 3
	Contingent	Derivative
	consideration	warrants

Balance at December 31, 2012	$1,346	$-
Adjustments to fair value of Apex earn-out (reflected in operating expenses)	(713)	-
Adjustments to fair value of Illume Mobile earn-out (reflected in operating expenses)	(107)	-
Fair value of warrants accounted for as a liability	-	1,099
Adjustments to fair value of derivative warrants (reflected in other income)	-	(296)
Effect of currency translation	(58)	-
Balance at December 31, 2013	$468	$803

Assets Measured and Recorded at Fair Value on a Nonrecurring Basis

The Company's non-financial assets and liabilities, such as goodwill, intangible assets, and other long lived assets resulting from business combinations are measured at fair value using income and market comparable valuation methodologies at the date of acquisition and subsequently re-measured if there are indicators of impairment. There were no indicators of impairment identified during the fiscal year ended December 31, 2013.

Translation of Foreign Currencies - The Company's functional currency is the U.S. dollar. The financial statements of the Company's foreign subsidiary (Apex) is measured using the local currency, in this case the Canadian dollar (CDN$), as its functional currency and is translated to U.S. dollars for reporting purposes. Assets and liabilities of the subsidiary are translated at exchange rates as of the balance sheet dates. Revenues and expenses of the subsidiary are translated at the rates of exchange in effect during the year.

Revenue Recognition - Revenues are generated through product sales, warranty and maintenance agreements, software customization, and professional services.  Product sales are recognized when the following criteria are met (1) there is persuasive evidence that an arrangement exits; (2) delivery has occurred and title has passed to the customer which generally happens at the point of shipment provided that no significant obligations remain; (3) the price is fixed and determinable; and (4) collectability is reasonably assured.  The Company generates revenues from the sale of extended warranties on wireless and mobile hardware and systems.  Revenue related to extended warranty and service contracts is recorded as unearned revenue and is recognized over the life of the contract as the Company maintains financial risk throughout the term of these contracts and may be liable to refund a customer for amounts paid in certain circumstances. Our policy is to classify shipping and handling costs billed to customers and the related expenses as cost of sales.

The Company also generates revenue from professional services and customer specified software customization on either a fee-for-service or fixed fee basis.  Revenue from software customization and professional services that is contracted as fee-for-service is recognized in the period in which the services are performed or delivered.  Adjustments to contract price and estimated labor costs are made periodically, and losses expected to be incurred on contracts in progress are charged to operations in the period such losses are determined.  The Company records sales net of sales tax.

The Company enters into revenue arrangements that contain multiple deliverables.  Judgment is required to properly identify the accounting units of the multiple deliverable transactions and to determine the manner in which revenue should be allocated among the accounting units. Moreover, judgment is used in interpreting the commercial terms and determining when all criteria of revenue recognition have been met for each deliverable in order for revenue recognition to occur in the appropriate accounting period. In an arrangement with multiple deliverables, the delivered item or items shall be considered a separate unit of accounting if both of the following criteria are met: (i) the delivered item or items have value to the customer on a standalone basis; (ii) if the arrangement includes a general right of return relative to the delivered item, delivery or performance of the undelivered item or items is considered probable and substantially in the control of the vendor.  A delivered item or items that do not qualify as a separate unit of accounting within the arrangement shall be combined with the other applicable undelivered item(s) within the arrangement and the allocation of arrangement consideration and the recognition of revenue then shall be determined for those combined deliverables as a single unit of accounting. While changes in the allocation of the arrangement consideration between the units of accounting will not affect the amount of total revenue recognized for a particular sales arrangement, any material changes in these allocations could impact the timing of revenue recognition, which could affect the Company’s results of operations. When the Company enters into an arrangement that includes multiple elements, we allocate revenue base on their relative selling prices.  We use the a hierarchy to determine the selling price to be used for allocating revenue to deliverables: (i) vendor specific objective evidence of fair value (“VSOE”), (ii) third party evidence of selling prices (“TPE”) and (iii) best estimate of selling price (“ESP”) as a proxy for VSOE.  When both VSOE and TPE are unavailable, we use ESP.  We determine ESP by considering all relevant factors in establishing the price, which is demonstrated in a gross margin model used revenue from software licenses may contain arrangements with multiple deliverables, including post-contract customer support, that are subject to software revenue recognition guidance. The revenue for these arrangements is allocated to the software and non-software deliverable based on the relative selling prices of all components in the arrangement using the criteria above. Post-contract support is recognized ratably over the support period. When a contract contains multiple elements wherein the only undelivered element is post-contract customer support and VSOE of the fair value of post-contract customer support does not exist, revenue from the entire arrangement is recognized ratably over the support period. Software royalty revenue is recognized in arrears on a quarterly basis, based upon reports received from licensees during the period, unless collectability is not reasonably assured, in which case revenue is recognized when payment is received from the licensee.

Concentration of Risk - Financial instruments that potentially subject the Company to a concentration of credit risk consist primarily of cash and cash equivalents, accounts receivable, and accounts payable.  Beginning January 1, 2013, all of our cash balances were insured by the Federal Deposit Insurance Corporation (“FDIC”) up to $250,000 per depositor at each financial institution.  This coverage is available at all FDIC member institutions.  The Company uses Silicon Valley Bank, which is an FDIC insured institution.  Based on these facts, collectability of bank balances appears to be adequate.

For the year ended December 31, 2013, the Company had sales to two customers which represented a total of 10% and 8%, of total revenues.  Accounts receivable from two customers at December 31, 2013, were approximately 19% and 12%.  For the year ended December 31, 2012, the Company had sales to two customers which represented a total of 13% and 7%, of total revenues.  Accounts receivable from two customers at December 31, 2012, accounted for 14% and 10% of accounts receivable.  The loss of a significant customer could have a material adverse impact on the Company.

The Company has the same four primary vendors in both periods presented.  For the year ended December 31, 2013, the Company had purchases from these four vendors that collectively represented 58% of total purchases and 61% of the total outstanding accounts payable at December 31, 2013.  For the year ended December 31, 2012, the Company had purchases from these four vendors that collectively represented 71% of total purchases and 67% of the total outstanding accounts payable at December 31, 2012.  The same single vendor represented 18% and 28% of the total purchases for the years ended December 31, 2013 and 2012, respectively.  Loss of this certain vendor could have a material adverse effect on our operations.

Fair Value of Financial Instruments - The Company’s financial instruments include cash, accounts receivable, accounts payable, accrued expenses, line of credit and long term debt.  The carrying value of the short term financial instruments approximates their fair values at December 31, 2013 and 2012, due to their short-term maturities.  The carrying value of the Company’s long-term debt approximates its fair value, net of a discount related to a final payment to be made on the due date which is equal to two percent of the original loan amount.

Stock-Based Compensation - The Company records the fair value of all stock-based compensation awards in its consolidated financial statements.  The terms and vesting schedules for stock-based awards vary by type of grant and generally vest based on the passage of time.  The fair value of stock options and warrants is calculated using the Black-Scholes option-pricing model and the expense is recognized on a straight-line basis over the requisite service period, net of estimated forfeitures.

Employee Stock Ownership Plan (ESOP) - The cost of shares issued to the ESOP, but not yet earned is shown as a reduction of equity.  Compensation expense is based on the market price of shares as they are committed to be released to participant accounts.    As shares of common stock acquired by the ESOP are committed to be released to each employee, the Company reports compensation expense equal to the current market price of the shares, and the shares become outstanding for earnings per share computations.

Comprehensive Loss - Comprehensive loss consists of net loss and accumulated other comprehensive loss, which includes certain changes in equity that are excluded from net loss.  Comprehensive loss for the year ended December 31, 2013 is equal to the net loss of $5,218,000 plus other comprehensive loss totaling $23,000 (relating to exchange translation adjustments arising from the consolidation of the Company’s Canadian Apex subsidiary) to arrive at comprehensive loss of $5,241,000.  Comprehensive loss for the year ended December 31, 2012 is equal to the net loss of $3,866,000 plus other comprehensive income totaling $22,000 (relating to exchange translation adjustments arising from the consolidation of the Company’s Canadian Apex subsidiary) to arrive at comprehensive loss of $3,844,000.

Income Taxes – The Company accounts for income taxes in accordance with the Financial Accounting Standards Board (“FASB”) guidance, which requires deferred tax assets and liabilities, be recognized using enacted tax rates to measure the effect of temporary differences between book and tax basis on recorded assets and liabilities. FASB guidance also requires that deferred tax assets be reduced by a valuation allowance, if it is more likely than not some portion or all of the deferred tax assets will not be recognized.

The Company evaluates on an annual basis its ability to realize deferred tax assets by assessing its valuation allowance and by adjusting the amount of such allowance, if necessary. The factors used to assess the likelihood of realization are forecasts of future taxable income and available tax planning strategies that could be implemented to realize the net deferred tax assets.

In accordance with FASB guidance on accounting for uncertainty in income taxes, the Company evaluates tax positions to determine whether the benefits of tax positions are more likely than not of being sustained upon audit based on the technical merits of the tax position. For tax positions that are more likely than not of being sustained upon audit, the Company recognizes the largest amount of the benefit that is greater than 50% likely of being realized upon ultimate settlement. For tax positions that are not more likely than not of being sustained upon audit, the Company does not recognize any portion of the benefit. If the more likely than not threshold is not met in the period for which a tax position is taken, the Company may subsequently recognize the benefit of that tax position if the tax matter is effectively settled, the statute of limitations expires, or if the more likely than not threshold is met in a subsequent period.

Reclassifications - Certain reclassifications have been made to prior years to conform to current period financial statement presentation with no effect on our previously reported consolidated financial position, results of operations, or cash flows.

Restatement on previously issued Consolidated Financial Statements – The Company identified a misstatement with respect to the manner in which it presented cost of sales and selling, general and administrative expenses in its Consolidated Statement of Operations and Comprehensive Loss as of December 31, 2012.  The Company has historically included the amortization of acquired intangibles within selling, general and administrative expenses for consistency.  Commencing January 31, 2013, the Company has started classifying acquired technology as a cost of sales in order to align the intangible asset amortization with the related revenue.

This restatement has no impact on the balance sheet as of December 31, 2012 or on net loss or basic and diluted loss per share for the year then ended.  The Company has assessed this misstatement in the financial statement presentation and has determined that, on both a qualitative and quantitative basis, the adjustment is immaterial to the consolidated financial statements, and thus the Company will not amend any of its prior quarterly and annual reports on Form 10-Q and 10-K, and that it will adjust presentation on a prospective basis.  In order to provide consistency in the Company’s financial reporting, the December 31, 2012 Consolidated Statement of Operations and Comprehensive Loss has been restated to appropriately reflect the corrections described above.  The following table summarizes the effect of this correction on the previously filed Consolidated Statement of Operations and Comprehensive Loss for the year ended December 31, 2012, which was restated for comparative purposes only (in thousands):

	December 31, 2012
	As Previously		As
	Reported	Adjustment	Restated

Cost of sales	$55,949	$509	$56,458

Gros profit	15,552	(509)	15,043

Selling, general and administrative expense	18,661	(509)	18,152

Recently Issued Accounting Pronouncements

In July 2013, the FASB issued ASU No. 2013-11, which amends guidance in ASC740, Income Taxes.  ASU No. 2013-11 amends existing guidance related to the financial presentation of unrecognized tax benefits by requiring an entity to net its unrecognized tax benefits against the deferred tax assets for all available same-jurisdiction loss or other tax carryforwards that would apply in settlement of the uncertain tax positions.  The amendments will be effective beginning in the first quarter of 2014 with early adoption permitted, will be applied prospectively to all unrecognized tax benefits that exist at the effective date, and are not expected to have a material effect on our consolidated financial position or results of operations.

In July 2013, the FASB issued ASU No. 2013-10, which amends the guidance in ASC 815, Derivatives and Hedging.  ASU No. 2013-10 permits the Fed Funds Effective Swap Rate to be used as a U.S. benchmark interest rate for hedge accounting purposes, in addition to the U.S. government rate and LIBOR.  This amended guidance is to be applied prospectively and is effective for qualifying new or redesignated hedging relationships entered into on or after July 17, 2013.  The implementation of the amended accounting guidance has not had, and is not expected to have, a material impact on our consolidated financial position or results of operations.

In February 2013, the FASB issued Accounting Standards Update (“ASU”) No. 2013-02, which amends the guidance in Accounting Standard Codification (“ASC”) 220 on Comprehensive Income.  ASU 2013-02 requires an entity to report the effect of significant reclassifications out of accumulated other comprehensive income on the respective line items in net income if the amount being reclassified is required to be reclassified in its entirety to net income.  For other amounts that are not required to be reclassified in their entirety to net income in the same reporting period, an entity is required to cross-reference other disclosures that provide additional detail about those amounts.  The amendments do not change the current requirements for reporting net income or other comprehensive income in financial statements.  The implementation of this accounting guidance on January 1, 2013 did not have a material impact on our consolidated financial position or results of operations.